Schedule of Investments (unaudited)	iShares® International High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83(a)(b)	EUR	100	$115,533

Austria — 0.5%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR	100	116,600
Benteler International AG, 9.38%, 05/15/28 (Call 05/15/25)(a)	EUR	100	115,476
			232,076
Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 02/12/24)(a)	EUR	100	102,709

Canada — 1.7%
Air Canada, 4.63%, 08/15/29 (Call 02/15/26)(c)	CAD	300	208,845
Mattamy Group Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)	CAD	50	34,563
Parkland Corp.
3.88%, 06/16/26 (Call 06/16/24)(c)	CAD	150	106,596
4.38%, 03/26/29 (Call 03/26/24)	CAD	75	51,008
Primo Water Holdings Inc., 3.88%, 10/31/28 (Call 02/12/24)(a)	EUR	100	104,079
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD	50	—
Tamarack Valley Energy Ltd., 7.25%, 05/10/27 (Call 05/10/24)(c)	CAD	25	18,290
Videotron Ltd.
3.13%, 01/15/31 (Call 01/15/26)	CAD	100	64,088
3.63%, 06/15/28 (Call 06/15/24)(c)	CAD	150	103,648
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	105,460
			796,577
Cyprus — 0.2%
Bank of Cyprus PCL, 2.50%, 06/24/27 (Call 06/24/26)(a)(b)	EUR	100	100,656

Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30 (Call 04/30/26)(a)	EUR	100	114,075

Finland — 0.2%
Citycon Treasury BV, 1.25%, 09/08/26 (Call 06/08/26)(a)	EUR	100	95,907

France — 14.9%
Adevinta ASA
2.63%, 11/15/25 (Call 02/12/24)(a)	EUR	100	107,598
3.00%, 11/15/27 (Call 02/12/24)(a)	EUR	100	107,927
Air France-KLM, 8.13%, 05/31/28 (Call 02/28/28)(a)	EUR	100	122,084
Altice France SA/France
2.13%, 02/15/25 (Call 03/01/24)(a)	EUR	150	153,227
3.38%, 01/15/28 (Call 02/12/24)(a)	EUR	100	83,573
4.00%, 07/15/29 (Call 04/15/24)(a)	EUR	100	80,290
4.13%, 01/15/29 (Call 03/01/24)(a)	EUR	100	82,333
4.25%, 10/15/29 (Call 10/15/24)(a)	EUR	100	81,477
5.88%, 02/01/27 (Call 02/12/24)(a)	EUR	100	92,482
Atos SE
1.00%, 11/12/29 (Call 08/12/29)(a)	EUR	200	56,264
1.75%, 05/07/25 (Call 02/07/25)(a)	EUR	100	42,070
Banijay Entertainment SASU, 7.00%, 05/01/29 (Call 11/01/25)(a)	EUR	100	113,669
Banijay Group SAS, 6.50%, 03/01/26 (Call 03/01/24)(a)	EUR	100	108,973
CAB SELAS, 3.38%, 02/01/28 (Call 03/01/24)(a)	EUR	200	196,073
Casino Guichard Perrachon SA 5.25%, 04/15/27 (Call 02/12/24)(a)(d)(f)	EUR	100	506
Security	Par (000)		Value

France (continued)
6.63%, 01/15/26 (Call 02/12/24)(a)(d)(f)	EUR	100	$482
Cerba Healthcare SACA, 3.50%, 05/31/28 (Call 05/31/24)(a)	EUR	100	94,632
CGG SA, 7.75%, 04/01/27 (Call 04/01/24)(a)	EUR	100	95,709
Chrome Holdco SASU, 5.00%, 05/31/29 (Call 05/31/24)(a)	EUR	100	84,022
Elis SA
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	99,660
4.13%, 05/24/27 (Call 02/24/27)(a)	EUR	100	109,729
Emeria SASU, 7.75%, 03/31/28 (Call 02/07/25)(a)	EUR	100	103,586
Eutelsat SA
1.50%, 10/13/28 (Call 07/13/28)(a)	EUR	100	75,406
2.00%, 10/02/25 (Call 07/02/25)(a)	EUR	100	100,196
Forvia SE
2.38%, 06/15/27 (Call 02/12/24)(a)	EUR	100	100,534
2.63%, 06/15/25 (Call 03/01/24)(a)	EUR	100	105,569
2.75%, 02/15/27 (Call 03/01/24)(a)	EUR	225	230,222
3.13%, 06/15/26 (Call 03/01/24)(a)	EUR	200	209,567
3.75%, 06/15/28 (Call 03/01/24)(a)	EUR	200	209,191
7.25%, 06/15/26 (Call 11/15/24)(a)	EUR	100	112,676
Iliad Holding SASU
5.13%, 10/15/26 (Call 02/12/24)(a)	EUR	150	161,763
5.63%, 10/15/28 (Call 10/15/24)(a)	EUR	100	108,330
iliad SA
1.88%, 04/25/25 (Call 01/25/25)(a)	EUR	200	209,058
1.88%, 02/11/28 (Call 11/11/27)(a)	EUR	100	98,755
2.38%, 06/17/26 (Call 03/17/26)(a)	EUR	100	103,207
5.38%, 06/14/27 (Call 03/14/27)(a)	EUR	100	110,784
5.38%, 02/15/29 (Call 11/15/28)(a)	EUR	100	110,730
5.63%, 02/15/30 (Call 11/15/29)(a)	EUR	100	112,040
IPD 3 BV, 8.00%, 06/15/28 (Call 06/15/25)(a)	EUR	100	113,535
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 02/12/24)(a)	EUR	100	84,460
Loxam SAS
2.88%, 04/15/26 (Call 02/12/24)(a)	EUR	100	104,469
6.38%, 05/15/28 (Call 05/15/25)(a)	EUR	100	111,634
6.38%, 05/31/29 (Call 12/15/25)(a)	EUR	100	110,962
Paprec Holding SA
3.50%, 07/01/28 (Call 07/01/24)(a)	EUR	100	102,781
6.50%, 11/17/27 (Call 11/17/25)(a)	EUR	100	114,169
Parts Europe SA, 6.50%, 07/16/25 (Call 02/06/24)(a)	EUR	100	107,869
Picard Groupe SAS, 3.88%, 07/01/26 (Call 03/13/24)(a)	EUR	200	209,072
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(b)	EUR	100	105,243
Renault SA
1.00%, 11/28/25 (Call 08/28/25)(a)	EUR	70	72,008
1.25%, 06/24/25 (Call 03/24/25)(a)	EUR	200	207,307
2.38%, 05/25/26 (Call 02/25/26)(a)	EUR	200	207,492
2.50%, 06/02/27 (Call 03/02/27)(a)	EUR	200	205,249
2.50%, 04/01/28 (Call 01/01/28)(a)	EUR	100	101,813
Rexel SA
2.13%, 12/15/28 (Call 12/15/24)(a)	EUR	100	99,804
5.25%, 09/15/30 (Call 09/15/27)(a)	EUR	100	111,390
SNF Group SACA, 2.00%, 02/01/26 (Call 02/12/24)(a)	EUR	100	104,020
Tereos Finance Groupe I SA
7.25%, 04/15/28 (Call 04/15/25)(a)	EUR	100	113,933
7.50%, 10/30/25 (Call 03/01/24)(a)	EUR	100	109,961
Valeo SE
1.00%, 08/03/28 (Call 05/03/28)(a)	EUR	200	188,170
1.50%, 06/18/25 (Call 03/18/25)(a)	EUR	100	104,464
5.38%, 05/28/27 (Call 02/28/27)(a)	EUR	100	111,330

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
5.88%, 04/12/29(a)	EUR	100	$114,517
			7,190,046
Germany — 9.8%
Bayer AG
3.13%, 11/12/79 (Call 08/12/27)(a)(b)	EUR	100	96,550
5.38%, 03/25/82 (Call 06/25/30)(a)(b)	EUR	100	101,954
6.63%, 09/25/83(a)(b)	EUR	200	218,431
7.00%, 09/25/83(a)(b)	EUR	100	110,523
Series N5.5, 4.50%, Series N5.5, 03/25/82 (Call 06/25/27)(a)(b)	EUR	100	102,110
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (Call 04/23/27)(a)(b)	EUR	100	103,330
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28 (Call 03/01/24)(a)	EUR	150	156,751
7.50%, 05/15/30 (Call 05/15/26)(a)	EUR	100	113,684
Commerzbank AG
4.00%, 03/23/26(a)	EUR	100	107,839
4.00%, 03/30/27(a)	EUR	100	108,482
4.00%, 12/05/30 (Call 09/05/25)(a)(b)	EUR	100	106,603
6.50%, 12/06/32 (Call 09/06/27)(a)(b)	EUR	100	113,990
6.75%, 10/05/33 (Call 07/05/28)(a)(b)	EUR	100	115,415
8.63%, 02/28/33 (Call 11/28/27)(a)(b)	GBP	100	134,556
Commerzbank Ag Subordinated, 1.38%, 12/29/31 (Call 09/29/26)(a)(b)	EUR	100	97,998
Douglas GmbH, 6.00%, 04/08/26 (Call 03/01/24)(a)	EUR	200	214,259
Evonik Industries AG, 1.38%, 09/02/81 (Call 09/02/26)(a)(b)	EUR	100	96,867
Gruenenthal GmbH, 3.63%, 11/15/26 (Call 03/01/24)(a)	EUR	100	105,967
Gruenenthal GMBH, 4.13%, 05/15/28 (Call 05/15/24)(a)	EUR	100	106,351
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26 (Call 04/30/24)(a)	EUR	200	223,639
Schaeffler AG
2.75%, 10/12/25 (Call 07/12/25)(a)	EUR	100	105,733
2.88%, 03/26/27 (Call 12/26/26)(a)	EUR	75	78,882
3.38%, 10/12/28 (Call 07/12/28)(a)	EUR	200	208,542
4.75%, 08/14/29 (Call 05/14/29)(a)	EUR	100	109,553
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 03/01/24)(a)	EUR	250	263,408
thyssenkrupp AG, 2.50%, 02/25/25(a)	EUR	100	106,326
TK Elevator Holdco GmbH, 6.63%, 07/15/28 (Call 03/01/24)(a)	EUR	90	93,372
TK Elevator Midco GmbH, 4.38%, 07/15/27 (Call 02/12/24)(a)	EUR	100	105,255
ZF Europe Finance BV
2.00%, 02/23/26 (Call 12/23/25)(a)	EUR	100	102,565
2.50%, 10/23/27 (Call 07/23/27)(a)	EUR	100	100,189
3.00%, 10/23/29 (Call 07/23/29)(a)	EUR	100	98,025
4.75%, 01/31/29 (Call 10/31/28)(a)	EUR	100	107,609
6.13%, 03/13/29 (Call 12/13/28)(a)	EUR	100	113,697
ZF Finance GmbH
2.00%, 05/06/27 (Call 02/06/27)(a)	EUR	100	99,761
2.25%, 05/03/28 (Call 02/03/28)(a)	EUR	100	97,785
2.75%, 05/25/27 (Call 02/25/27)(a)	EUR	100	101,966
3.00%, 09/21/25 (Call 06/21/25)(a)	EUR	100	105,522
3.75%, 09/21/28 (Call 06/21/28)(a)	EUR	100	103,265
5.75%, 08/03/26 (Call 07/03/26)(a)	EUR	100	110,819
			4,747,573
Security	Par (000)		Value

Greece — 4.0%
Alpha Bank SA
2.50%, 03/23/28 (Call 03/23/27)(a)(b)	EUR	100	$100,306
7.50%, 06/16/27 (Call 06/16/26)(a)(b)	EUR	100	115,141
Alpha Services and Holdings SA
4.25%, 02/13/30 (Call 02/13/25)(a)(b)	EUR	100	105,334
5.50%, 06/11/31 (Call 03/11/26)(a)(b)	EUR	100	105,504
Eurobank SA
2.25%, 03/14/28 (Call 03/14/27)(a)(b)	EUR	100	101,511
5.88%, 11/28/29(a)(b)	EUR	100	112,513
7.00%, 01/26/29 (Call 01/26/28)(a)(b)	EUR	200	234,760
National Bank of Greece SA
2.75%, 10/08/26 (Call 10/08/25)(a)(b)	EUR	100	105,563
4.50%, 01/29/29(a)(b)	EUR	100	107,777
8.00%, 01/03/34(a)(b)	EUR	100	116,983
Piraeus Bank SA
6.75%, 12/05/29(a)(b)	EUR	100	114,012
7.25%, 07/13/28(a)(b)	EUR	150	171,703
Piraeus Financial Holdings SA
5.50%, 02/19/30 (Call 02/19/25)(a)(b)	EUR	100	106,426
7.25%, 04/17/34(a)(b)	EUR	100	110,110
Public Power Corp. SA
3.38%, 07/31/28 (Call 07/31/24)(a)	EUR	100	102,947
4.38%, 03/30/26 (Call 03/01/24)(a)	EUR	100	107,576
			1,918,166
Israel — 2.2%
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR	150	138,968
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	200	197,797
3.75%, 05/09/27 (Call 02/09/27)	EUR	150	156,599
4.38%, 05/09/30 (Call 02/09/30)	EUR	200	202,607
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	107,669
7.38%, 09/15/29 (Call 06/15/29)	EUR	100	117,366
7.88%, 09/15/31 (Call 06/15/31)	EUR	100	122,086
			1,043,092
Italy — 14.5%
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR	100	110,854
Banca Monte dei Paschi di Siena SpA
1.88%, 01/09/26(a)	EUR	100	101,988
2.63%, 04/28/25(a)	EUR	100	104,882
6.75%, 03/02/26 (Call 03/02/25), (3-mo. EURIBOR + 3.206%)(a)(b)	EUR	125	137,081
6.75%, 09/05/27, (3-mo. EURIBOR + 3.283%)(a)(b)	EUR	100	113,007
10.50%, 07/23/29(a)	EUR	100	123,748
Banca Popolare di Sondrio SPA, 5.50%, 09/26/28(a)(b)	EUR	100	112,518
Banco BPM SpA
3.25%, 01/14/31 (Call 01/14/26)(a)(b)	EUR	100	104,651
4.88%, 01/17/30, (3-mo. EURIBOR + 2.350%)(a)(b)	EUR	150	164,682
6.00%, 09/13/26(a)	EUR	150	170,016
6.00%, 01/21/28 (Call 01/21/27), (3-mo. EURIBOR + 3.300%)(a)(b)	EUR	150	169,813
6.00%, 06/14/28, (3-mo. EURIBOR + 2.800%)(a)(b)	EUR	150	169,942
BPER Banca
1.88%, 07/07/25(a)	EUR	100	105,022
3.88%, 07/25/32 (Call 01/25/27)(a)(b)	EUR	200	204,726
6.13%, 02/01/28 (Call 02/01/27), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR	150	171,506
Cerved Group SpA, 6.00%, 02/15/29 (Call 03/15/25)(a)	EUR	100	98,330
Engineering - Ingegneria Informatica - SpA, 5.88%, 09/30/26 (Call 02/14/24)(a)	EUR	100	104,273

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy (continued)
Iccrea Banca SpA
2.13%, 01/17/27 (Call 01/17/26), (3-mo. EURIBOR + 2.280%)(a)(b)	EUR	100	$103,993
6.38%, 09/20/27 (Call 09/20/26), (3-mo. EURIBOR + 4.077%)(a)(b)	EUR	100	113,736
6.88%, 01/20/28 (Call 01/20/27), (3-mo. EURIBOR + 4.045%)(a)(b)	EUR	100	116,055
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28 (Call 02/12/24)(a)	EUR	100	103,707
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28 (Call 07/21/28)(a)	EUR	100	99,703
1.75%, 04/19/31 (Call 01/19/31)(a)	EUR	100	96,024
1.88%, 07/08/26 (Call 04/08/26)(a)	EUR	150	155,878
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR	100	97,179
3.93%, 09/15/26(a)	EUR	200	215,784
5.15%, 06/10/30(a)	GBP	100	115,145
6.18%, 02/20/34 (Call 11/20/28)(a)(b)	EUR	200	225,553
Lottomatica SpA, 7.13%, 06/01/28 (Call 06/01/25)(a)	EUR	100	114,017
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR	50	53,457
Mundys SpA
1.88%, 07/13/27 (Call 04/13/27)(a)	EUR	175	175,515
1.88%, 02/12/28 (Call 11/12/27)(a)	EUR	200	195,019
4.75%, 01/24/29(a)	EUR	100	108,621
Nexi SpA
1.63%, 04/30/26 (Call 01/30/26)(a)	EUR	200	203,770
2.13%, 04/30/29 (Call 01/30/29)(a)	EUR	150	142,929
Rossini Sarl, 6.75%, 10/30/25 (Call 02/12/24)(a)	EUR	100	107,934
Saipem Finance International BV, 3.13%, 03/31/28 (Call 12/31/27)(a)	EUR	100	103,083
Telecom Italia SpA
6.88%, 02/15/28 (Call 11/15/27)(a)	EUR	300	345,100
7.88%, 07/31/28 (Call 05/01/28)(a)	EUR	250	297,523
Telecom Italia SpA/Milano
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	100	92,592
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	100	100,752
2.75%, 04/15/25 (Call 01/15/25)(a)	EUR	200	211,248
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	200	209,174
3.00%, 09/30/25(a)	EUR	100	105,619
UniCredit SpA
2.73%, 01/15/32 (Call 01/15/27)(a)(b)	EUR	200	202,750
5.38%, 04/16/34(a)(b)	EUR	200	217,887
Webuild SpA
3.88%, 07/28/26 (Call 01/28/26)(a)	EUR	100	106,157
5.88%, 12/15/25 (Call 06/15/25)(a)	EUR	100	110,281
7.00%, 09/27/28(a)	EUR	100	113,588
			7,026,812
Japan — 1.5%
SoftBank Group Corp.
2.88%, 01/06/27 (Call 10/06/26)(a)	EUR	200	203,257
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	100	105,120
3.38%, 07/06/29 (Call 04/06/29)(a)	EUR	125	123,202
3.88%, 07/06/32 (Call 04/06/32)(a)	EUR	100	94,672
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	100,890
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	107,645
			734,786
Luxembourg — 3.3%
Altice Financing SA
3.00%, 01/15/28 (Call 03/01/24)(a)	EUR	200	189,587
Security	Par (000)		Value

Luxembourg (continued)
4.25%, 08/15/29 (Call 08/15/24)(a)	EUR	100	$94,741
Altice Finco SA, 4.75%, 01/15/28 (Call 03/01/24)(a)	EUR	100	91,138
Altice France Holding SA
4.00%, 02/15/28 (Call 03/01/24)(a)	EUR	100	46,008
8.00%, 05/15/27 (Call 02/12/24)(a)	EUR	200	113,982
Cidron Aida Finco Sarl, 5.00%, 04/01/28 (Call 04/01/24)(a)	EUR	100	104,132
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (Call 03/01/24)(a)	EUR	100	86,637
INEOS Finance PLC
2.13%, 11/15/25 (Call 02/12/24)(a)	EUR	100	105,666
2.88%, 05/01/26 (Call 02/12/24)(a)	EUR	175	184,763
6.63%, 05/15/28 (Call 02/15/25)(a)	EUR	100	110,786
Matterhorn Telecom SA, 3.13%, 09/15/26 (Call 03/01/24)(a)	EUR	200	209,312
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 03/01/24)(a)	EUR	90	93,983
Summer BC Holdco B Sarl, 5.75%, 10/31/26 (Call 03/01/24)(a)	EUR	150	158,182
			1,588,917
Netherlands — 3.1%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31 (Call 01/15/27)(a)	GBP	100	136,026
PPF Telecom Group BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	100	105,749
3.13%, 03/27/26 (Call 12/27/25)(a)	EUR	100	105,844
Q-Park Holding I BV
2.00%, 03/01/27 (Call 03/01/24)(a)	EUR	100	101,185
5.13%, 03/01/29 (Call 03/01/26)(a)	EUR	100	108,305
Sigma Holdco BV, 5.75%, 05/15/26 (Call 02/12/24)(a)	EUR	100	100,370
Sunrise HoldCo IV BV, 3.88%, 06/15/29 (Call 02/12/24)(a)	EUR	100	102,652
TMNL Holding BV, 3.75%, 01/15/29 (Call 01/15/25)(a)	EUR	100	101,628
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 03/01/24)(a)	EUR	100	105,002
VZ Vendor Financing II BV, 2.88%, 01/15/29 (Call 02/12/24)(a)	EUR	200	187,907
WP/AP Telecom Holdings III BV, 5.50%, 01/15/30 (Call 01/15/25)(a)	EUR	100	98,621
Ziggo Bond Co. BV, 3.38%, 02/28/30 (Call 02/15/25)(a)	EUR	150	137,594
Ziggo BV, 2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	98,115
			1,488,998
Norway — 0.3%
Var Energi ASA, 7.86%, 11/15/83 (Call 11/15/28)(a)(b)	EUR	125	144,006

Portugal — 1.7%
Banco Comercial Portugues SA, 4.00%, 05/17/32 (Call 11/17/26)(a)(b)	EUR	100	101,439
EDP - Energias de Portugal SA
1.50%, 03/14/82 (Call 12/14/26)(a)(b)	EUR	100	97,933
1.70%, 07/20/80 (Call 04/20/25)(a)(b)	EUR	100	103,199
1.88%, 08/02/81 (Call 05/02/26)(a)(b)	EUR	100	100,919
5.94%, 04/23/83 (Call 01/23/28)(a)(b)	EUR	200	224,758
Energias De Portugal SA, 1.88%, 03/14/82 (Call 06/14/29)(a)(b)	EUR	100	91,342
Novo Banco SA, 9.88%, 12/01/33 (Call 06/01/28)(a)(b)	EUR	100	121,940
			841,530
Slovenia — 0.9%
United Group BV
4.00%, 11/15/27 (Call 03/01/24)(a)	EUR	100	101,460

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Slovenia (continued)
4.63%, 08/15/28 (Call 08/15/24)(a)	EUR	100	$101,460
5.25%, 02/01/30 (Call 02/01/25)(a)	EUR	100	100,316
6.75%, 02/15/31 (Call 02/05/27)(a)	EUR	100	108,610
			411,846
Spain — 9.1%
Abanca Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(b)	EUR	100	106,757
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28 (Call 03/09/27)(a)(b)	EUR	100	97,602
5.25%, 11/27/31 (Call 05/27/26)(a)(b)	EUR	100	101,085
8.00%, 09/22/26 (Call 09/22/25)(a)(b)	EUR	100	113,733
Banco de Sabadell SA
0.88%, 06/16/28 (Call 06/16/27)(a)(b)	EUR	100	98,095
1.13%, 03/27/25(a)	EUR	100	104,850
2.50%, 04/15/31 (Call 01/15/26)(a)(b)	EUR	100	102,138
2.63%, 03/24/26 (Call 03/24/25)(a)(b)	EUR	100	106,370
5.25%, 02/07/29 (Call 02/07/28)(a)(b)	EUR	100	112,145
5.38%, 09/08/26 (Call 09/08/25)(a)(b)	EUR	100	110,238
5.50%, 09/08/29(a)(b)	EUR	100	112,846
6.00%, 08/16/33 (Call 05/16/28)(a)(b)	EUR	100	109,559
Cellnex Finance Co. SA
0.75%, 11/15/26 (Call 08/15/26)(a)	EUR	100	100,061
1.00%, 09/15/27 (Call 06/15/27)(a)	EUR	200	198,222
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR	200	193,798
1.50%, 06/08/28 (Call 03/08/28)(a)	EUR	100	99,361
2.00%, 09/15/32 (Call 06/15/32)(a)	EUR	200	187,352
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR	200	185,372
2.25%, 04/12/26 (Call 01/12/26)(a)	EUR	100	105,029
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	99,870
1.75%, 10/23/30 (Call 07/23/30)(a)	EUR	100	95,643
1.88%, 06/26/29 (Call 03/26/29)(a)	EUR	100	98,798
Cirsa Finance International Sarl
4.50%, 03/15/27 (Call 02/12/24)(a)	EUR	100	104,777
7.88%, 07/31/28(a)	EUR	100	112,843
10.38%, 11/30/27 (Call 11/09/24)(a)	EUR	100	116,074
Grifols SA
1.63%, 02/15/25 (Call 03/01/24)(a)	EUR	150	157,254
2.25%, 11/15/27 (Call 03/01/24)(a)	EUR	100	98,180
3.20%, 05/01/25 (Call 03/01/24)(a)	EUR	100	102,944
3.88%, 10/15/28 (Call 10/15/24)(a)	EUR	250	228,009
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(b)	EUR	100	103,451
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (Call 09/30/24)(a)	EUR	100	104,179
Lorca Telecom Bondco SA, 4.00%, 09/18/27 (Call 02/14/24)(a)	EUR	400	419,841
Unicaja Banco SA
3.13%, 07/19/32 (Call 01/19/27)(a)(b)	EUR	100	98,816
7.25%, 11/15/27 (Call 11/15/26)(a)(b)	EUR	100	115,007
			4,400,299
Sweden — 3.7%
Fastighets AB Balder, 2.87%, 06/02/81 (Call 03/02/26)(a)(b)	EUR	100	90,582
Intrum AB
3.00%, 09/15/27 (Call 02/12/24)(a)	EUR	200	148,273
3.50%, 07/15/26 (Call 02/12/24)(a)	EUR	175	141,772
4.88%, 08/15/25 (Call 02/12/24)(a)	EUR	100	94,293
Samhallsbyggnadsbolaget i Norden AB
2.25%, 08/12/27 (Call 05/12/27)(a)	EUR	100	74,363
2.38%, 09/04/26 (Call 06/04/26)(a)	EUR	100	82,858
Security	Par (000)		Value

Sweden (continued)
SBB Treasury OYJ
0.75%, 12/14/28 (Call 09/14/28)(a)	EUR	175	$118,935
1.13%, 11/26/29 (Call 08/26/29)(a)	EUR	125	84,772
Stena International SA, 3.75%, 02/01/25 (Call 02/01/24)(a)	EUR	100	107,732
Verisure Holding AB
3.25%, 02/15/27 (Call 02/12/24)(a)	EUR	150	155,714
3.88%, 07/15/26 (Call 02/12/24)(a)	EUR	100	105,996
7.13%, 02/01/28 (Call 02/01/25)(a)	EUR	100	113,344
9.25%, 10/15/27 (Call 10/15/24)(a)	EUR	100	115,831
Verisure Midholding AB, 5.25%, 02/15/29 (Call 02/15/24)(a)	EUR	150	154,538
Volvo Car AB
2.50%, 10/07/27 (Call 07/07/27)(a)	EUR	100	101,557
4.25%, 05/31/28 (Call 02/28/28)(a)	EUR	100	107,479
			1,798,039
Switzerland — 0.4%
Dufry One BV
2.00%, 02/15/27 (Call 03/01/24)(a)	EUR	100	100,961
3.38%, 04/15/28 (Call 04/15/24)(a)	EUR	100	103,355
			204,316
United Kingdom — 13.1%
888 Acquisitions Ltd., 7.56%, 07/15/27 (Call 07/15/24)(a)	EUR	100	103,538
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (Call 11/30/24)(a)	EUR	200	200,241
Bellis Acquisition Co. PLC
3.25%, 02/16/26 (Call 03/01/24)(a)	GBP	300	359,006
4.50%, 02/16/26 (Call 02/24/25)(a)	GBP	100	121,085
Bellis Finco PLC, 4.00%, 02/16/27 (Call 03/01/24)(a)	GBP	100	115,593
British Telecommunications PLC 1.87%, 08/18/80 (Call 05/18/25)(a)(b)	EUR	100	103,208
8.38%, 12/20/83(a)(b)	GBP	125	169,178
Canary Wharf Group Investment Holdings PLC
2.63%, 04/23/25 (Call 03/23/25)(a)	GBP	100	117,536
3.38%, 04/23/28 (Call 01/23/28)(a)	GBP	100	92,017
Deuce Finco PLC, 5.50%, 06/15/27 (Call 03/01/24)(a)	GBP	100	119,127
Heathrow Finance PLC, 3.88%, 03/01/27(a)(g)	GBP	100	119,298
Iceland Bondco PLC, 4.38%, 05/15/28 (Call 02/15/24)(a)	GBP	100	109,857
INEOS Quattro Finance 2 PLC
2.50%, 01/15/26 (Call 02/12/24)(a)	EUR	100	104,148
8.50%, 03/15/29 (Call 11/15/25)(a)	EUR	100	114,323
INEOS Styrolution Ludwigshafen GmbH, 2.25%, 01/16/27 (Call 02/12/24)(a)	EUR	100	100,084
International Consolidated Airlines Group SA
2.75%, 03/25/25 (Call 12/25/24)(a)	EUR	100	106,048
3.75%, 03/25/29 (Call 12/25/28)(a)	EUR	100	104,464
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	161,784
4.50%, 07/15/28 (Call 07/15/24)(a)	EUR	100	106,307
Jerrold Finco PLC, 4.88%, 01/15/26 (Call 03/01/24)(a)	GBP	100	122,900
Market Bidco Finco PLC, 5.50%, 11/04/27 (Call 11/04/24)(a)	GBP	200	232,247
Miller Homes Group Finco PLC, 7.00%, 05/15/29 (Call 05/15/25)(a)	GBP	100	113,019
Motion Finco Sarl, 7.38%, 06/15/30 (Call 06/15/26)(a)	EUR	125	139,376
NGG Finance PLC
2.13%, 09/05/82 (Call 06/05/27)(a)(b)	EUR	100	98,748
5.63%, 06/18/73 (Call 06/18/25)(a)(b)	GBP	200	249,723
Pinewood Finance Co. Ltd., 3.63%, 11/15/27 (Call 03/01/24)(a)	GBP	175	204,386

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Pinnacle Bidco PLC
8.25%, 10/11/28(a)	EUR	100	$112,816
10.00%, 10/11/28 (Call 10/11/25)(a)	GBP	100	133,116
Rolls-Royce PLC
1.63%, 05/09/28 (Call 02/09/28)(a)	EUR	100	97,936
3.38%, 06/18/26	GBP	100	120,246
4.63%, 02/16/26 (Call 11/16/25)(a)	EUR	100	108,713
5.75%, 10/15/27 (Call 07/15/27)(a)	GBP	100	127,058
Sherwood Financing PLC, 4.50%, 11/15/26 (Call 03/01/24)(a)	EUR	100	102,644
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25 (Call 03/01/24)(a)	GBP	200	244,837
Thames Water Utilities Finance PLC, 2.88%, 05/03/27(a)	GBP	100	94,520
Virgin Media Finance PLC, 3.75%, 07/15/30 (Call 07/15/25)(a)	EUR	100	98,634
Virgin Media Secured Finance PLC
4.13%, 08/15/30 (Call 08/15/25)(a)	GBP	100	108,234
5.00%, 04/15/27 (Call 02/12/24)(a)	GBP	100	123,319
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28 (Call 03/01/24)(a)	GBP	100	115,447
Vmed O2 UK Financing I PLC
3.25%, 01/31/31 (Call 01/31/26)(a)	EUR	100	98,123
4.00%, 01/31/29 (Call 02/12/24)(a)	GBP	100	112,667
4.50%, 07/15/31 (Call 07/15/26)(a)	GBP	200	218,010
Vodafone Group PLC
2.63%, 08/27/80 (Call 05/27/26)(a)(b)	EUR	100	102,952
3.00%, 08/27/80 (Call 05/27/30)(a)(b)	EUR	150	145,139
4.20%, 10/03/78 (Call 07/03/28)(a)(b)	EUR	100	105,512
6.50%, 08/30/84 (Call 05/30/29)(a)(b)	EUR	100	115,412
8.00%, 08/30/86 (Call 05/30/31)(a)(b)	GBP	100	136,379
			6,308,955
United States — 12.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 3.63%, 06/01/28 (Call 06/01/24)(a)	EUR	100	98,407
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/29 (Call 05/15/24)(a)	EUR	100	84,597
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 03/04/24)(a)	EUR	100	97,068
4.75%, 07/15/27 (Call 02/12/24)(a)	GBP	100	93,813
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	99,123
Avantor Funding Inc., 2.63%, 11/01/25 (Call 02/12/24)(a)	EUR	100	105,545
Avis Budget Finance PLC, 7.25%, 07/31/30 (Call 07/31/26)(a)	EUR	100	112,873
Ball Corp., 1.50%, 03/15/27 (Call 12/15/26)	EUR	100	100,631
Belden Inc., 3.88%, 03/15/28 (Call 03/01/24)(a)	EUR	150	157,141
Boxer Parent Co. Inc., 6.50%, 10/02/25 (Call 03/01/24)(a)	EUR	100	108,050
Brookfield Property Finance ULC
3.93%, 08/24/25 (Call 07/24/25)	CAD	75	52,889
4.00%, 09/30/26 (Call 08/30/26)	CAD	75	51,309
7.13%, 02/13/28 (Call 01/13/28)	CAD	125	91,841
Carnival PLC, 1.00%, 10/28/29 (Call 07/28/29)	EUR	100	81,783
Catalent Pharma Solutions Inc., 2.38%, 03/01/28 (Call 03/01/24)(a)	EUR	150	143,686
Chemours Co. (The), 4.00%, 05/15/26 (Call 03/01/24)	EUR	100	105,282
Clarios Global LP/Clarios U.S. Finance Co., 4.38%, 05/15/26 (Call 03/04/24)(a)	EUR	100	106,926
Security	Par (000)		Value

United States (continued)
Constellium SE, 3.13%, 07/15/29 (Call 07/15/24)(a)	EUR	100	$99,315
Coty Inc.
3.88%, 04/15/26 (Call 02/12/24)(a)	EUR	100	107,146
5.75%, 09/15/28(a)	EUR	100	112,286
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	106,777
4.75%, 03/15/29 (Call 12/15/28)(a)	EUR	100	109,488
5.00%, 05/15/28 (Call 04/15/28)(a)	EUR	100	111,050
Dana Financing Luxembourg Sarl, 8.50%, 07/15/31 (Call 07/15/26)(a)	EUR	100	117,831
Darling Global Finance BV, 3.63%, 05/15/26 (Call 02/12/24)(a)	EUR	100	107,248
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30 (Call 06/15/26)(a)	EUR	100	113,505
Encore Capital Group Inc.
4.88%, 10/15/25 (Call 02/12/24)(a)	EUR	100	107,607
5.38%, 02/15/26 (Call 02/12/24)(a)	GBP	100	122,381
Energizer Gamma Acquisition BV, 3.50%, 06/30/29 (Call 06/30/24)(a)	EUR	100	95,459
Ford Credit Canada Co., 7.00%, 02/10/26	CAD	75	57,118
Goodyear Europe BV, 2.75%, 08/15/28 (Call 08/15/24)(a)	EUR	100	95,696
International Game Technology PLC, 3.50%, 06/15/26 (Call 03/01/24)(a)	EUR	150	159,643
IQVIA Inc.
1.75%, 03/15/26 (Call 03/01/24)(a)	EUR	100	102,792
2.25%, 01/15/28 (Call 02/12/24)(a)	EUR	150	151,158
2.25%, 03/15/29 (Call 03/15/24)(a)	EUR	200	196,095
2.88%, 09/15/25 (Call 02/12/24)(a)	EUR	100	106,010
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 02/12/24)(a)	GBP	100	122,787
Levi Strauss & Co., 3.38%, 03/15/27 (Call 02/12/24)	EUR	100	105,641
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26 (Call 02/22/26)	GBP	100	101,304
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	96,415
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	84,719
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (Call 04/15/24)(a)	EUR	100	100,530
OI European Group BV
2.88%, 02/15/25 (Call 03/01/24)(a)	EUR	100	106,236
6.25%, 05/15/28 (Call 05/15/25)(a)	EUR	100	112,377
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28 (Call 10/01/24)(a)	EUR	100	100,293
9.63%, 11/15/28 (Call 06/01/25)(a)	EUR	100	116,600
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/28 (Call 04/30/24)(a)	EUR	200	200,677
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28 (Call 07/15/25)(a)	EUR	100	116,608
Silgan Holdings Inc.
2.25%, 06/01/28 (Call 02/15/24)	EUR	100	98,062
3.25%, 03/15/25 (Call 03/01/24)	EUR	100	106,877
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 03/01/24)(a)	EUR	100	106,550
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100	101,261
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR	125	126,373

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
WMG Acquisition Corp., 2.25%, 08/15/31 (Call 08/15/26)(a)	EUR	100	$92,977
			5,865,856

Total Corporate Bonds & Notes — 97.8%
(Cost: $49,342,804)			47,270,770

	Shares

Common Stocks

Supranational — 0.0%
Sentry Holdings Ltd.	25	—

Total Common Stocks — 0.0%
(Cost: $159,437)		—
Total Long-Term Investments — 97.8%
(Cost: $49,502,241)		47,270,770

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(h)(i)	10,000	10,000

Total Short-Term Securities — 0.0%
(Cost: $10,000)		10,000

Total Investments — 97.8%
(Cost: $49,512,241)		47,280,770
Other Assets Less Liabilities — 2.2%		1,051,231

Net Assets — 100.0%		$48,332,001
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Non-income producing security.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0	(a)	$—	$—	$—	$10,000	10,000	$590	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® International High Yield Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$47,270,770	$—	$47,270,770
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$47,270,770	$—	$47,280,770

Portfolio Abbreviation

CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviation

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound